18 Trade receivables (Details 3) $ in Millions	Dec. 31, 2020 ARS ($)
5% increase in the uncollectibility rate estimate [member]
Summary of trade receivables [line items]
Allowance	$ 4,835
Variation	230
5% decrease in the uncollectibility rate estimate [member]
Summary of trade receivables [line items]
Allowance	4,374
Variation	$ (231)